Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting
Number of operating segment	1
Number of reportable segment	1
Contract Receivables
Work performed but not billed	$ 224,516	$ 3,475